Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2021 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 17, 2021 [Member]	Common Stock [Member] Issued October 31, 2021 [Member]	Common Stock [Member] Cancelled April 14, 2020 [Member]	Common Stock [Member] Cancelled October 19, 2020 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2018	$ 955,110		$ 557					$ 590,508	$ (363)	$ 364,408
Beginning Balance, (in shares) at Dec. 31, 2018			55,657,631
Adjustment to equity for the adoption of the new revenue standard	(136)									(136)
Restricted shares issued, (in shares)			174,438
Restricted shares issued	1		$ 1
Restricted shares cancelled			(5,425)
Net (loss)/income	(16,607)									(16,706)	$ 99
Foreign currency translation	32								32
Share-based compensation plan	1,502							1,502
Ending Balance at Dec. 31, 2019	939,902		$ 558					592,010	(331)	347,566	99
Ending Balance, (in shares) at Dec. 31, 2019			55,826,644
Adjustment to equity for the adoption of the new revenue standard	(151)									(151)
Restricted shares issued, (in shares)			79,172
Restricted shares issued	1		$ 1
Restricted shares cancelled						(2,144)	(10,054)
Net (loss)/income	1,313									(443)	1,756
Foreign currency translation	86								86
Share-based compensation plan	1,244							1,244
Ending Balance at Dec. 31, 2020	$ 942,395		$ 559					593,254	(245)	346,972	1,855
Ending Balance, (in shares) at Dec. 31, 2020	55,893,618		55,893,618
Issuance of common stock	$ 202,910		$ 212					202,698
Issuance of common stock, Shares			21,202,671
Restricted shares issued, (in shares)				85,263
Restricted shares issued		$ 1		$ 1
Restricted shares cancelled					15,000		(16,123)
Net (loss)/income	(29,216)									(30,964)	1,748
Foreign currency translation	(8)								(8)
Share-based compensation plan	1,372							1,372
Ending Balance at Dec. 31, 2021	$ 1,117,454		$ 772					$ 797,324	$ (253)	$ 316,008	$ 3,603
Ending Balance, (in shares) at Dec. 31, 2021	77,180,429		77,180,429